Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2026	Mar. 27, 2026
Subsequent Events [Abstract]
Bid price		$ 1
Aggregate tax-inclusive contract value	$ 3,690